Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from sales of goods	€ 129,416	€ 136,372	€ 69,105
Revenue from sales of services	14,353	7,813	2,474
Changes in inventories and raw materials and consumables used	(95,503)	(85,605)	(44,253)
Employee benefits	(81,236)	(88,814)	(29,666)
Other operating expenses	(59,788)	(91,555)	(43,405)
Amortization and depreciation	(28,443)	(18,890)	(8,483)
Other Income/(Expense)	14,260	1,844	656
Operating Loss	(106,941)	(138,835)	(53,572)
Total Assets	483,541	421,984	342,613
Total Liabilities	333,730	252,834	211,541
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	133,133	154,109	76,065
Revenue from sales of services	16,208	10,002	3,200
Changes in inventories and raw materials and consumables used	(99,265)	(103,907)	(50,420)
Employee benefits	(81,236)	(88,814)	(29,666)
Other operating expenses	(61,578)	(93,983)	(44,114)
Amortization and depreciation	(28,443)	(18,890)	(8,483)
Other Income/(Expense)	14,294	1,844	656
Operating Loss	(106,887)	(139,639)	(52,762)
Total Assets	758,244	671,385	471,716
Total Liabilities	339,548	368,404	226,056
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	115,071	134,156	71,378
Revenue from sales of services	6,787	5,989	2,902
Changes in inventories and raw materials and consumables used	(81,453)	(88,104)	(47,056)
Employee benefits	(61,103)	(74,895)	(27,130)
Other operating expenses	(50,717)	(72,844)	(42,273)
Amortization and depreciation	(25,478)	(17,058)	(8,214)
Other Income/(Expense)	14,176	1,508	962
Operating Loss	(82,717)	(111,248)	(49,431)
Total Assets	599,950	515,796	343,320
Total Liabilities	301,341	336,356	210,418
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	17,042	19,936	4,687
Revenue from sales of services	8,728	3,616
Changes in inventories and raw materials and consumables used	(17,197)	(15,787)	(3,345)
Employee benefits	(19,393)	(13,533)	(2,309)
Other operating expenses	(10,318)	(21,026)	(1,778)
Amortization and depreciation	(2,755)	(1,830)	(268)
Other Income/(Expense)	119	335	(306)
Operating Loss	(23,774)	(28,289)	(3,319)
Total Assets	157,919	155,529	128,312
Total Liabilities	38,024	32,001	15,622
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	1,020	17
Revenue from sales of services	693	397	298
Changes in inventories and raw materials and consumables used	(615)	(16)	(19)
Employee benefits	(740)	(386)	(227)
Other operating expenses	(543)	(113)	(63)
Amortization and depreciation	(210)	(2)	(1)
Other Income/(Expense)	(1)	1	0
Operating Loss	(396)	(102)	(12)
Total Assets	375	60	84
Total Liabilities	183	47	16
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue from sales of goods	(3,717)	(17,737)	(6,960)
Revenue from sales of services	(1,855)	(2,189)	(726)
Changes in inventories and raw materials and consumables used	3,762	18,302	6,167
Other operating expenses	1,790	2,428	709
Other Income/(Expense)	(34)
Operating Loss	(54)	804	(810)
Total Assets	(274,703)	(249,401)	(129,103)
Total Liabilities	€ (5,818)	€ (115,570)	€ (14,515)